Jonah D. Jackson
Direct Phone: +1 215 241 5462
Email: jjackson@reedsmith.com


Reed Smith LLP
Three Logan Square
Suite 3100
1717 Arch Street
Philadelphia, PA 19103
+1 215 851 8100
Fax +1 215 851 1420
Reedsmith.com




April 14, 2022

Re: Evergreen Natural Resources FundCo LLC
ABS 15G filing
Filed April 8, 2022
File No. 025-06117

Ladies and Gentlemen:

This filing is intended to replace the ABS 15G filing dated April 8, 2022 (the "Previous Filing").
The Previous Filing is replaced in its entirety due to technical issues that occurred during the upload process to Edgar.

Please contact Jonah Jackson at 215-241-5462 or JJackson@reedsmith.com if you have any questions.
Very truly yours,

JDJ

Jonah D. Jackson



























UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act
(17 CFR 240.15Ga-1) for the reporting period [ ].
Date of Report (Date of earliest event reported):
Commission File Number of securitizer:

Central Index Key Number of securitizer:


 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer
 has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):

          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)[x]

Central Index Key Number of depositor:


Evergreen Natural Resources FundCo LLC

Central Index Key Number of issuing entity (if applicable): 0001922125 Central Index Key Number of underwriter (if applicable): Not Applicable Wade E. Jaques (303)-284-8838
 (Name and telephone number, including area code, of the person to contact in connection with this filing)


INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE
REPORTS


Attached as Exhibit 99.1 hereto is an
agreed-upon procedures report, dated April 7, 2022 of Cinco Energy Management Group ("CINCO"), obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of CINCO with respect to certain agreed-upon procedures performed by CINCO.


SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


Date: April 8, 2022
Evergreen Natural Resources FundCo LLC (Issuer)


By: ENR FundCo Holdings LLC, as its Member

By: Evergreen Natural Resources LLC, as its Member

By: Evergreen Natural Resources Holdings, LLC, as its sole
member

/s/ Mark S. Sexton

Title: Chief Executive Officer and
Chairman of the Board



Exhibit 99.1 Cinco Energy Management Group
("CINCO") due diligence report, dated April 7, 2022





April 7, 2022

Orrick, Herrington & Sutcliffe LLP
609 Main Street
Houston, Texas 77002-3106
and

Guggenheim Securities, LLC
330 Madison Avenue
New York, New York 10017

Independent Advisor's Report on Applying Agreed-Upon Procedures

Ladies and Gentlemen:


Cinco Energy Management Group ("CINCO") has performed the procedures described below, which were agreed to by Evergreen Natural Resources LLC (the "Company"), Evergreen Natural Resources FundCo LLC (the "Issuer"),
Orrick, Herrington & Sutcliffe LLP ("Noteholder Counsel") and Guggenheim Securities, LLC ("Guggenheim Securities," and together with the Company, the Issuer and Noteholder Counsel, the "Specified Parties"), in their evaluation of certain information with respect to attributes of the oil and gas interests related to the offering of certain classes of notes by the Issuer.
The sufficiency of these procedures is solely the responsibility of the Specified Parties.
Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed are described below along with our findings.

On March 18, 2022, Guggenheim Securities provided
CINCO with a Microsoft Excel data file
prepared by the Company ("Collateral Data File") containing certain characteristics of the wells as of January 1, 2022. Using non-statistical methodology, we (a) selected the top 15 wells by PV-10 value and (b) randomly selected 15 wells with a PV-10 value greater than $200,000, but less than the lowest value well from
(a) (together, the "Sample Wells"), for the purpose of the source document agreed-upon procedures.
Our reported findings are limited to the Sample Wells, and may differ from the findings of wells that were not part of our review. The Company provided us with additional information pertaining to the Sample Wells until April 1, 2022.

The following terms describe the methods used for our evaluation.

Unless otherwise noted, the following
terms are defined for the purpose of describing our procedures:

- "Compared"means we compared the Company's reported well attribute with applicable Source Documents and found the information to be in agreement, within an allowable deviance standard, if applicable.


-"Recomputed" means calculated and found to be in agreement with the applicable information in the Collateral Data File, with any findings being reported that are not within a deviation tolerance, if applicable.

-"Source Documents" refer to the records containing the details of a particular well characteristic or transaction. The Source Documents included public records from the
Colorado Oil & Gas Conservation Commission
("COGCC") , Operator Joint Interest
Billing Statements and Operator Revenue Statements.

Source Document Agreed-Upon Procedures:

For each of the Sample Wells, CINCO compared or recomputed the attributes listed in below as per the Data File to the applicable Source Documents.

Characteristic			Source Document				Procedure Performed
API Number			COGCC					Compared
Well Name			COGCC					Compared
County				COGCC					Compared
State				COGCC					Compared
Operator			COGCC					Compared
First Production Date
(Month and Year)		COGCC					Compared
Net Working Interest (%)	Operator Joint Interest			Compared
                                Billing Statements
Net Revenue Interest (%)
Operator Revenue 		Statements				Recomputed


For each of the Sample Wells, we compared the API Number, Well Name, County, State,
Operator, and First Production Date, as set forth in the Collateral Data File, with the information represented by the COGCC as of March 31, 2022.
We used the 10-digit API Number as reported by the COGCC for the API Number comparisons.
For the Well Name characteristic, we assumed that variances due to formatting or style, including abbreviations, were in agreement. Based on these assumptions and standards, we found no unresolved discrepancies for API Number, Well
Name, County, State, or Operator.

The First Production Date (Month and Year) per the
 Collateral Data File was compared with the date of first production (Month and Year) provided by the COGCC. We assumed that differences
of less than or equal to 31 days were in agreement.
The COGCC provides production reports as of January 1, 1999. The First Production Date listed in the Collateral Data File for three of the Sample Wells predated the COGCC records and, accordingly, have been excluded from our reported findings with respect to First Production Date.
Based on the assumptions, exclusions
and tolerance standards we used for First Production Date,
 we found two discrepancies, listed on
Exhibit A.

The Net Working Interests for each well were compared using the Operator Joint Interest Billing
Statements. We assumed that differences of less than or equal 0.01% were in agreement. Based on the assumptions and tolerance standards we used for Net Working Interest, we found no unresolved discrepancies.

The Net Revenue Interests for each well were recomputed the Operator Revenue Statements, excluding the values associated with any unleased mineral interests, which increase the amounts to which the Company is entitled. For any instances in which the Net Revenue Interest on the Operator Revenue Statements was greater than the Net Revenue Interest per the Collateral Data
File, we considered those values to be in agreement.
For any instances in which the Net Revenue
Interest on the Operator Revenue Statements was less than the Net Revenue Interest per the Collateral Data File, we assumed that differences of less than or equal 0.01% were in agreement.
Based on the assumptions and tolerance standards
 we used for Net Revenue Interest, we found no unresolved discrepancies.

We make no representations as to (i) the accuracy of the information set forth in the Data File,
(ii) the actual characteristics or existence of the underlying documents or data comprising the Data File (other than with respect to the procedures described herein relating to the Well Sample
Units) or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, or (iii) whether any of the documents provided to us by the
Company or its representatives are comprehensive
 and valid instruments. Also, the procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to the Company's financial statements for any date or period.

We were not engaged to and did not perform
 an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information
 and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

Yours truly,

Cinco Energy Management Group, LLC



Exhibit A

Discrepancies between Collateral Data File and Source Documents


Well Name		First Production Date per	First Production Date per
			Collateral Data File                    COGCC

BUGGY WHIP 22-33	        8/10/2002			8/2001
LED 31-21			1/1/2002			9/2001